Loan Principal and Financing Service Fee Receivables - Summary of Nonaccrual Loan Principal (Detail) - Loan principal [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loan principal	$ 90,490,263	¥ 629,975,114	¥ 298,090,833
Less: allowance for nonaccrual loan principal	(77,902,692)	(542,342,960)	(249,337,315)
Nonaccrual loan principal, net	$ 12,587,571	¥ 87,632,154	¥ 48,753,518